Fair Value of Financial Instruments (Policies)	12 Months Ended
Dec. 31, 2013
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments, Policy

The estimated fair value is determined using the methodologies discussed below in accordance with accounting standards related to the determination of fair value based on the U.S. GAAP fair value hierarchy as discussed in Note 8.  The estimated fair value for financial instruments with a fair value that does not equal its carrying value is considered a Level 1 valuation.  The Company utilizes the market approach and obtains indicative pricing from the administrative agent to the Credit Facility to determine fair values, which are validated through publicly available subscription services such as Bloomberg where relevant.

Cash and cash equivalents.  The carrying amount approximates fair value due to the short-term maturity of these instruments (less than three months).

Available-for-sale securities.  Estimated fair value is based on closing price as quoted in public markets.

Trading securities.  Estimated fair value is based on closing price as quoted in public markets.

Credit Facility.  Estimated fair value is based on information from the Company’s bankers regarding relevant pricing for trading activity among the Company’s lending institutions.

8% Senior Notes.  Estimated fair value is based on the average bid and ask price as quoted by the bank who served as underwriters in the sale of these notes.

7⅛% Senior Notes.  Estimated fair value is based on the average bid and ask price as quoted by the bank who served as underwriters in the sale of these notes.

5⅛% Senior Secured Notes.  Estimated fair value is based on the average bid and ask price as quoted by the bank who served as underwriters in the sale of these notes.

Receivables Facility and other debt.  The carrying amount of the Receivables Facility and all other debt approximates fair value due to the nature of these obligations.

Interest rate swaps.  The fair value of interest rate swap agreements is the amount at which they could be settled, based on estimates calculated by the Company using a discounted cash flow analysis based on observable market inputs and validated by comparison to estimates obtained from the counterparty. The Company incorporates credit valuation adjustments (“CVAs”) to appropriately reflect both its own nonperformance or credit risk and the respective counterparty’s nonperformance or credit risk in the fair value measurements. In adjusting the fair value of its interest rate swap agreements for the effect of nonperformance or credit risk, the Company has considered the impact of any netting features included in the agreements.